Schedule of Net Loss per Common Share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net (loss)	$ (7,738,301)	$ (359,591)	$ (1,308,174)	$ (2,332,426)	$ (1,440,756)	$ (2,919,775)	$ (9,406,066)	$ (6,692,957)	$ (15,223,028)	$ (28,100,245)
Denominator for basic earnings per share - Weighted- average common shares issued and outstanding during the period	29,836,485			21,530,012			27,370,658	22,191,644	22,106,703	16,603,788
Denominator for diluted earnings per share	29,836,485			21,530,012			27,370,658	22,191,644	22,106,703	16,603,788
Basic (loss) per share	$ (0.26)			$ (0.10)			$ (0.34)	$ (0.30)	$ (0.69)	$ (1.69)
Diluted (loss) per share	$ (0.26)			$ (0.10)			$ (0.34)	$ (0.30)	$ (0.69)	$ (1.69)